Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets - Parent Company [Member]	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CURRENT ASSETS
Cash in bank	¥ 17,660,758	$ 2,535,789	¥ 402,451,863
Short term investment	27,761,919	3,986,147	33,540,301
Other receivables – intercompany	875,276,939	125,675,120	522,047,391
Total current assets	920,699,616	132,197,056	958,039,555
OTHER ASSETS
Other receivable-related parties	49,794,054	7,149,593	5,738,130
Investment in subsidiaries	80,972,615	11,626,312	300,285,822
Total other assets	130,766,669	18,775,905	306,023,952
Total assets	1,051,466,285	150,972,961	1,264,063,507
LIABILITIES AND SHAREHOLDERS’ EQUITY
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2021 and 2022	13,095	1,880	13,095
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 153,300,513 shares issued and outstanding of December 31, 2021 and 2022	102,127	14,664	102,127
Additional paid-in capital	1,552,410,496	222,990,166	1,454,680,407
Accumulated deficit	(517,971,017)	(74,371,969)	(164,334,928)
Statutory reserves	24,478,153	3,514,653	28,573,157
Accumulated other comprehensive loss	(7,566,569)	(1,086,433)	(54,970,351)
Total shareholders’ equity	1,051,466,285	150,972,961	1,264,063,507
Total liabilities and shareholders’ equity	¥ 1,051,466,285	$ 150,972,961	¥ 1,264,063,507